Balance Sheets (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents		$ 94,558	$ 157,371	$ 212,760	$ 68,707
Short term investments		89,624	49,983
Prepaid expenses and other receivables	[1]	4,034	3,472
Total current assets		207,186	232,483
Property, plant and equipment, net	[1]	3,735	3,586
Total assets		248,801	271,480
Current liabilities:
Accrued expenses and other payables	[1]	1,405	2,727
Dividend payable		10,205	2,936
Total current liabilities		12,455	5,915
Shareholders' equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 36,699,572 and 36,446,691 shares as at December 31, 2015 and 2016, respectively)		364	367
Additional paid-in capital		241,536	243,280
Retained earnings		6,607	26,343
Accumulated other comprehensive loss		(12,161)	(4,425)
Total shareholders' equity		236,346	265,565	316,952	363,390
Total liabilities and equity		248,801	271,480
Parent Company
Current assets:
Cash and cash equivalents		51,795	31,387	56,099	40,535
Short term investments		88,399	48,752
Prepaid expenses and other receivables		3,513	2,566
Amounts due from subsidiaries			153,463
Total current assets		143,707	236,168
Property, plant and equipment, net		3,228	3,457
Investments in subsidiaries		234,666	228,257
Total assets		381,601	467,882
Current liabilities:
Accrued expenses and other payables		90	1,409
Dividend payable		10,205	2,936
Amounts due to subsidiaries		20,652	157,347
Total current liabilities		30,947	161,692
Long term loan		114,308	40,625
Total liabilities		145,255	202,317
Shareholders' equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 36,699,572 and 36,446,691 shares as at December 31, 2015 and 2016, respectively)		364	367
Additional paid-in capital		241,536	243,280
Retained earnings		6,607	26,343
Accumulated other comprehensive loss		(12,161)	(4,425)
Total shareholders' equity		236,346	265,565	$ 316,952	$ 363,390
Total liabilities and equity		$ 381,601	$ 467,882

[1]	Certain comparative amounts have been reclassified to conform with the current period's presentation and disclosure.